SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Summary of ownership interests in significant subsidiaries

	Accounting method	December 31, 2017	December 31, 2016
RTC	Consolidated	100.0%	100.0%
Vodafone Ukraine	Consolidated	100.0%	100.0%
MTS Turkmenistan (Note 29)	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
NVision Group	Consolidated	100.0%	100.0%
Sitronics Telecom Solutions	Consolidated	100.0%	100.0%
NVision Czech Republic	Consolidated	100.0%	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
Stream	Consolidated	100.0%	100.0%
Dega	Consolidated	100.0%	100.0%
Stream Digital(1)	Consolidated	100.0%	100.0%
MTS Energo	Consolidated	100.0%	—
Bashkortostan Cellular Communications (BCC)	Consolidated	100.0%	—
Praliss Enterprises Limited	Consolidated	100.0%	—
Metro-Telecom	Consolidated	95.0%	95.0%
MGTS Group	Consolidated	94.7%	94.7%
MTS Armenia	Consolidated	80.0%	80.0%
Navigation Information Systems Group	Consolidated	77.7%	77.7%
Oblachny Retail LLC	Consolidated	50.8%	—
MTS International Funding Limited(2) ("MTS International")	Consolidated	SE	SE
MTS Belarus	Equity	49.0%	49.0%
Sistema Capital	Equity	30.0%	—
MTS Bank	Equity	26.6%	26.6%
Zifrovoe TV	Equity	20.0%	20.0%
OZON Holdings Limited	Equity	11.2%	10.8%

(1)	A wholly-owned subsidiary, through which the Group currently repurchases its own shares.
(2)

A company organized and existing as a private limited company under the laws of Ireland. The Group does not have any equity in MTS International. It was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued $750 million 8.625% notes due in 2020 and $500 million 5.0% notes due in 2023, respectively (Note 15). The notes are guaranteed by MTS PJSC in the event of default. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes' maintenance activities. Accordingly, the Group concluded that it exercises control over the entity.

Summary of property, plant and equipment expected useful lives

Network and base station equipment:
Network infrastructure	5 - 44 years
Other	1.5 - 21 years
Land and buildings:
Buildings	20 - 150 years
Leasehold improvements	the term of the lease
Office equipment, vehicles and other:
Office equipment	3 - 21 years
Vehicles	2 - 7 years
Other	2 - 25 years

Summary of estimated average subscriber lives
Mobile subscribers	7 months - 9 years
Residential wireline voice phone subscribers	15 years
Other fixed line subscribers	3 - 5 years

Schedule of not applied new and revised IFRSs that have been issued but not yet effective

IFRS 9	Financial Instruments(1)
Amendments to IFRS 2	Classification and measurement of Share-based Payment Transactions(1)
IFRS 15	Revenue from contracts with Customers(1)
Amendments to IAS 40 )	Transfers of Investment Property(1)
Amendments IFRSs	Annual Improvements to IFRSs 2014-2016 Cycle(1)
IFRIC 22	Foreign Currency Transactions and advances Consideration(1)
IFRS 16	Leases(2)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture(3)
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures(2)
IFRIC 23	Uncertainty over Income Tax Treatments(2)
Amendments to IFRS 9	Prepayment Features With Negative Compensation(2)
Amendments IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle(2)

(1)	Effective for annual periods beginning on or after January 1, 2018, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2019, with earlier application permitted.
(3)	Effective date is not currently determined.